Subsequent events (Details) - Major acquisition - Forecast - USD ($) $ / shares in Units, $ in Millions	Aug. 31, 2026	Sep. 30, 2025
LumiThera, Inc
Disclosure of non-adjusting events after reporting period [line items]
Percentage of outstanding equity acquired		100.00%
Acquisition, cash transferred		$ 132
Acquisition consideration		$ 140
STAAR Surgical Company
Disclosure of non-adjusting events after reporting period [line items]
Acquisition consideration	$ 1,500
Acquisition consideration, per share (in dollars per share)	$ 28.00